Goodwill and other intangibles - Schedule of Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 1,944	$ 1,975
Canadian lumber
Disclosure of detailed information about intangible assets [line items]
Goodwill	171	171
US lumber
Disclosure of detailed information about intangible assets [line items]
Goodwill	409	429
North America EWP
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,280	1,280
Europe EWP
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 84	$ 95